Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Summary of Long-term Debt

	2022	2021
Canadian dollar denominated debt, unsecured
Medium-term notes
3.31% debentures due February 11, 2022	$—	$1,000
1.45% debentures due November 16, 2023	404	500
3.55% debentures due June 3, 2024	332	500
3.42% debentures due December 1, 2026	441	600
2.50% debentures due January 17, 2028	225	300
4.85% debentures due May 30, 2047	300	300
	1,702	3,200
US dollar denominated debt, unsecured
Bank credit facilities (December 31, 2022 – US$nil; December 31, 2021 – US$901 million)	—	1,140
US dollar debt securities
2.95% due January 15, 2023 (US$1,000 million)	—	1,266
3.80% due April 15, 2024 (US$500 million)	677	633
3.90% due February 1, 2025 (US$600 million)	812	759
2.05% due July 15, 2025 (US$600 million)	812	759
3.85% due June 1, 2027 (US$1,250 million)	1,692	1,582
2.95% due July 15, 2030 (US$500 million)	677	633
7.20% due January 15, 2032 (US$400 million)	541	506
6.45% due June 30, 2033 (US$350 million)	474	443
5.85% due February 1, 2035 (US$350 million)	474	443
6.50% due February 15, 2037 (US$450 million)	609	570
6.25% due March 15, 2038 (US$1,100 million)	1,488	1,392
6.75% due February 1, 2039 (US$400 million)	541	506
4.95% due June 1, 2047 (US$750 million)	1,015	949
	9,812	11,581
Long-term debt before transaction costs and original issue discounts, net	11,514	14,781
Less: original issue discounts, net (1)	13	15
transaction costs (1) (2)	56	72
	11,445	14,694
Less: current portion of other long-term debt (1) (2)	404	1,000
	$11,041	$13,694
(1)The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.
(2)Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency and other professional fees.

Schedule of Debt Repayments
Scheduled debt repayments are as follows:

Year	Repayment
2023	$404
2024	$1,009
2025	$1,624
2026	$441
2027	$1,692
Thereafter	$6,344
The maturity dates of the Company’s financial liabilities were as follows:

	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$1,341	$—	$—	$—
Accrued liabilities	$4,209	$—	$—	$—
Long-term debt (1)	$404	$1,009	$3,757	$6,344
Other long-term liabilities (2)	$247	$156	$416	$724
Interest and other financing expense (3)	$584	$577	$1,410	$3,790
(1)Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.
(2)Lease payments included within other long-term liabilities reflect principal payments only and are as follows; less than one year, $244 million; one to less than two years, $156 million; two to less than five years, $416 million; and thereafter, $724 million.
(3)Includes interest and other financing expense on long-term debt and other long-term liabilities. Payments were estimated based upon applicable interest and foreign exchange rates at December 31, 2022.